Annual Fund Operating Expenses - SUMMARY SECTION	Jul. 31, 2026
Class I [Member] | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.02%
Net Expenses (as a percentage of Assets)	1.01%	[1]
Class N [Member] | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.02%
Net Expenses (as a percentage of Assets)	1.27%	[2]
Class R [Member] | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.02%
Net Expenses (as a percentage of Assets)	1.52%	[3]

[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.
[2]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.
[3]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.